ADVANTAGE FUNDS, INC.

-DREYFUS STRUCTURED MIDCAP FUND

Incorporated herein by reference is a supplement to the Fund’s summary and statutory prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 9, 2013 (SEC Accession No. 0000914775-13-000080).